Financial Instruments (Fair Value of Derivatives) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Embedded Derivative Liability, Fair Value	$ 0	$ 806,000
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	5,315,000	19,199,000
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	13,174,000	9,863,000
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	10,041,000	9,870,000
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	2,149,000
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	670,000
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	3,384,000	0
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Embedded Derivative Wood Waste Supply Agreement [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Embedded Derivative Liability, Fair Value	0	208,000
Embedded Derivative Wood Waste Supply Agreement [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Embedded Derivative Liability, Fair Value	$ 0	$ 598,000